Summary Of Significant Accounting Policies - Subsidiaries (Tables) (Details)	6 Months Ended
Jun. 30, 2018
Navios Maritime Midstream Operating LLC
Subsidiaries Nature, Country of Incorporation List
Vessel name	N/A
Country of incorporation	Marshall Islands
Statement of Operations
2018	1/1 - 6/30
2017	1/1 - 6/30
Navios Maritime Midstream Partners L.P.
Subsidiaries Nature, Country of Incorporation List
Vessel name	N/A
Country of incorporation	Marshall Islands
Statement of Operations
2018	1/1 - 6/30
2017	1/1 - 6/30
Navios Maritime Midstream Finance (US) Inc.
Subsidiaries Nature, Country of Incorporation List
Vessel name	N/A
Country of incorporation	Delaware
Statement of Operations
2018	1/1 - 6/30
2017	1/1 - 6/30
Shinyo Kannika Limited
Subsidiaries Nature, Country of Incorporation List
Vessel name	Shinyo Kannika
Country of incorporation	Hong Kong	[1]
Statement of Operations
2018	1/1 - 3/22
2017	1/1 - 6/30
Shinyo Ocean Limited
Subsidiaries Nature, Country of Incorporation List
Vessel name	Shinyo Ocean
Country of incorporation	Hong Kong
Statement of Operations
2018	1/1 - 6/30
2017	1/1 - 6/30
Shinyo Saowalak Limited
Subsidiaries Nature, Country of Incorporation List
Vessel name	Shinyo Saowalak
Country of incorporation	British Virgin Is.
Statement of Operations
2018	1/1 - 6/30
2017	1/1 - 6/30
Shinyo Kieran Limited
Subsidiaries Nature, Country of Incorporation List
Vessel name	Shinyo Kieran
Country of incorporation	British Virgin Is.
Statement of Operations
2018	1/1 - 6/30
2017	1/1 - 6/30
Shinyo Dream Limited
Subsidiaries Nature, Country of Incorporation List
Vessel name	C. Dream
Country of incorporation	Hong Kong
Statement of Operations
2018	1/1 - 6/30
2017	1/1 - 6/30
Sikinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Vessel name	Nave Celeste
Country of incorporation	Marshall Islands
Statement of Operations
2018	1/1 - 6/30
2017	1/1 - 6/30
Kerkyra Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Vessel name	Nave Galactic
Country of incorporation	Marshall Islands	[2]
Statement of Operations
2018	3/29 - 6/30

[1]	The vessel Shinyo Kannika was sold to an unaffiliated third party on March 22, 2018.
[2]	The vessel Nave Galactic was acquired from Navios Acquisition on March 29, 2018.